Dividends (Tables)	12 Months Ended
Dec. 31, 2023
Dividends [Abstract]
Schedule of Dividends Payable [Table Text Block]	In the twelve months ended December 31, 2023, the Company’s Board of Directors paid the following dividends:

Calendar Quarter	Preference Share Category			Quarterly Total	Declared	Paid
	5.950% PS	5.625% PS	5.625% DS

Q1 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	03/01/23	04/01/23
Q2 2023	$4,090,900	$3,516,000	$3,515,600	$11,122,500	06/01/23	07/01/23
Q3 2023	$6,815,600	$3,516,000	$3,515,600	$13,847,200	09/01/23	10/01/23
Q4 2023	$6,741,900	$3,516,000	$3,515,600	$13,773,500	11/30/23	12/28/23

Total Paid	$21,739,300	$14,064,000	$14,062,400	$49,865,700
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(1)    5.950% Preference Shares (AHL PRC) — Fixed to Floating Rate Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares (AHL PRD) — Perpetual Non-Cumulative Preference Shares
5.625% Preference Shares(AHL PRE) are represented by depositary shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares. The dividend paid per depositary share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per depositary share.
In the twelve months ended December 31, 2023, the Company paid an ordinary shares dividend of $40.3 million to Highlands Bermuda Holdco, Ltd., the holder of all the Company’s ordinary shares.